Income tax and social contribution	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax and social contribution
16. Income tax and social contribution

a)	Income tax and social contribution

	For the year ended December 31,
	2019	2018 (Restated)	2017 (Restated)
Loss before income tax and social contribution	(2,536,265)	(452,926)	414,129
Combined tax rate	34%	34%	34%

Income tax and social contribution statutory rate	862,330	153,995	(140,804)

Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	(3,020)	(21,867)	(13,496)
Exchange differences on foreign subsidiaries	(7,321)	24,917	27,064
Unrecorded deferred tax on tax loss and on temporary differences	(880,375)	(400,187)	56,598
Deferred income tax on tax losses included in the PERT (*)	84,712	—	83,143
Permanent differences	76,958	65,971	(8,006)
Other	(105)	(5,634)	5,885

Total income tax and social contribution expenses	133,179	(182,805)	10,384

Current income tax and social contribution	(2,228)	(11,224)	2,875
Deferred income tax and social contribution	135,407	(171,581)	7,509

	133,179	(182,805)	10,384

(*)	Tax Recovery Program (“PERT”)

b)	Breakdown of deferred income tax and social contribution

	December 31,
	2019	2018 (Restated)
Deferred taxes
On temporary differences
Provision for tax, civil and labor risks	21,819	27,524
Deferred revenue of TudoAzul program	(148,963)	(132,740)
Aircraft lease expense	1,312,552	1,371,421
Depreciation of aircraft and engines	(48,899)	(33,973)
Exchange rate	(16,498)	(13,397)
Deferred gain related to aircraft sold	19,747	37,628
Cash flow hedge	53,977	52,349
Fair value of TAP convertible bonds	(243,288)	(274,520)
Fair value of other investments	(21,963)	—
Other provisions	116,810	—
Financial instruments	(201,738)	(73,735)
Impairment	989,242	—
Fair value of aircraft	—	(397)
Fair value of slots	—	(27,947)
Other on business combination fair value adjustment	—	(2,707)
Others	73,497	61,993

Net deferred tax (liabilities)	1,906,297	991,500

Net deferred tax assets / (liabilities) on temporary adjustments recognized	(259,785)	(311,391)
Deferred tax assets recognized on net operating losses	17,270	18,180

Net deferred tax assets / (liabilities) – recognized	(242,516)	(293,211)

The Company offsets tax assets and liabilities only
when
has a legally enforceable right to offset current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
Deferred tax assets are recognized only to the extent that recovery is probable. As of December 31, 2019 the Company has recognized the amount of R$259,785.
The Company has income tax losses that are available indefinitely for offsetting against future taxable profits, as follows:

	December 31,
	2019	2018
Net tax losses	1,971,779	1,829,244

Income tax loss carryforwards (25%)	492,945	457,311
Social contribution negative base tax carryforwards (9%)	177,460	164,632
Deferred income tax asset on tax losses at the amount of R$670,405 has not been recognized as there is no evidence of recoverability in the near future, except for R$17,270.